Rollforward SunGard's Stockholders' Equity (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended					3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Availability Services	Mar. 31, 2014 Additional Paid-in Capital	Dec. 31, 2013 Additional Paid-in Capital	Dec. 31, 2012 Additional Paid-in Capital	Dec. 31, 2011 Additional Paid-in Capital	Mar. 31, 2014 Additional Paid-in Capital Availability Services	Mar. 31, 2014 Accumulated deficit	Dec. 31, 2012 Accumulated deficit	Dec. 31, 2011 Accumulated deficit	Dec. 31, 2010 Accumulated deficit	Mar. 31, 2014 Accumulated deficit Availability Services	Mar. 31, 2014 Accumulated Other Comprehensive Income (Loss) [Member]	Mar. 31, 2014 Accumulated Other Comprehensive Income (Loss) [Member] Availability Services
Stockholders Equity [Line Items]
Beginning Balance	$ 821	$ 716	$ 1,461	$ 1,607		$ 3,513	$ 3,490	$ 3,793	$ 3,773		$ (2,708)	$ (2,771)	$ (2,286)	$ (2,137)		$ 16
Net income (loss)	(340)										(340)
Foreign currency translation	22															22
Net unrealized gain on derivative instruments	3															3
Stock compensation expense	11	46	38	35		11	46	38	35
Distribute AS to parent					(340)					(146)					(112)		(82)
Other	(8)	26	14	15		(8)	23	14	15
Ending balance	$ 169	$ 821	$ 716	$ 1,461		$ 3,370	$ 3,513	$ 3,490	$ 3,793		$ (3,160)	$ (2,771)	$ (2,286)	$ (2,137)		$ (41)